Leases - Schedule of Operating and Finance Lease Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating
2022	$ 122,907
2023	106,008
2024	77,770
2025	29,589
2026	22,046
Thereafter	143,337
Future minimum lease payments	501,657
Less: imputed interest	82,304
Total operating lease liabilities	419,353	$ 383,722
Less: current obligations	110,606	97,937
Noncurrent operating lease liabilities	308,747	285,785
Finance
2022	13,096
2023	11,438
2024	8,292
2025	7,567
2026	6,711
Thereafter	33,208
Future minimum lease payments	80,312
Less: imputed interest	13,246
Total finance lease liabilities	67,066	7,013
Less: current obligations	10,510	1,916
Long-term lease obligations	$ 56,556	$ 5,097